Significant Accounting Policies	6 Months Ended
Jun. 30, 2014
Significant Accounting Policies [Abstract]
Significant Accounting Policies

2. Significant Accounting Policies

The same accounting policies have been followed in these unaudited interim condensed consolidated financial statements as were applied in the preparation of the Company’s financial statements for the year ended December 31, 2013. See Note 2 of the Company’s consolidated financial statements for the year ended December 31, 2013 included in the Company’s Annual Report.

Recent Accounting Pronouncements:

a)The Financial Accounting Standards Board (“FASB”) and the International Accounting Standards Board (“IASB”) jointly issued a standard that will supersede virtually all of the existing revenue recognition guidance in U.S. GAAP and is effective for annual periods beginning on or after December 15, 2016. The standard establishes a five-step model that will apply to revenue earned from a contract with a customer (with limited exceptions), regardless of the type of revenue transaction or the industry. The standard’s requirements will also apply to the recognition and measurement of gains and losses on the sale of some non-financial assets that are not an output of the entity’s ordinary activities (e.g., sales of property, plant and equipment or intangibles). Extensive disclosures will be required, including disaggregation of total revenue; information about performance obligations; changes in contract asset and liability account balances between periods and key judgments and estimates. Management is in the process of accessing the impact of the new standard on Company’s financial position and performance.

b)In August 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-15 – Presentation of Financial Statements - Going Concern. ASU 2014-15 provides guidance about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures. ASU 2014-15 requires an entity’s management to evaluate at each reporting period based on the relevant conditions and events that are known at the date of financial statements are issued, whether there are conditions or events, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued and to disclose the necessary information. ASU 2014-15 is effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted.